Sales of Certain Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Transfers and Servicing [Abstract]
Schedule of Variable Interest Entities
The following table summarizes the carrying amounts and classification of assets, which consists primarily of the deferred purchase price and liabilities included in our Consolidated Balance Sheets that relate to our variable interest in the Service VIE:

(in millions)	December 31, 2017	December 31, 2016
Other current assets	$236	$207
Accounts payable and accrued liabilities	25	17
Other current liabilities	180	129

Schedule of variable interest entities - EIP
The following table summarizes the carrying amounts and classification of assets, which consists primarily of the deferred purchase price and liabilities included in our Consolidated Balance Sheets that relate to the EIP BRE:

(in millions)	December 31, 2017	December 31, 2016
Other current assets	$403	$371
Other assets	109	83
Other long-term liabilities	3	4

Schedule of Factoring Arrangement
The following table summarizes the impacts of the sale of certain service receivables and EIP receivables in our Consolidated Balance Sheets:

(in millions)	December 31, 2017	December 31, 2016
Derecognized net service receivables and EIP receivables	$2,725	$2,502
Other current assets	639	578
of which, deferred purchase price	636	576
Other long-term assets	109	83
of which, deferred purchase price	109	83
Accounts payable and accrued liabilities	25	17
Other current liabilities	180	129
Other long-term liabilities	3	4
Net cash proceeds since inception	2,058	2,030
Of which:
Change in net cash proceeds during the year-to-date period	28	536
Net cash proceeds funded by reinvested collections	2,030	1,494